Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2012
Description of Business and Summary of Significant Accounting Policies
Schedule of asset retirement obligation

	Balance at				Revisions	Balance at
	Beginning of	Liabilities	Liabilities	Accretion	to	End of
(in millions)	Period	Incurred	Settled	Expense	Estimates	Period
Asset Retirement Obligations:
Year ended June 30, 2012	$10.3	0.4	(0.5)	0.6	—	$10.8
Year ended July 2, 2011	$7.9	1.9	0.1	0.5	(0.1)	$10.3